Party-In-Interest Transactions (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 396,261,887	$ 381,645,650
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments at fair value	$ 41,246,521	$ 45,235,246
Class A Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	1,397,124	1,349,249
Investments at fair value	$ 40,782,050	$ 44,592,679
EBP, Common Stock, Class Undefined
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares (in shares)	14,447	16,561
Investments at fair value	$ 464,471	$ 642,567